Other Assets - Summary of Other Assets (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other financial assets:
Other financial assets	₸ 108,460	₸ 37,053
Less: allowance for impairment losses	(11,035)	(7,260)
Total net other financial assets	97,425	29,793
Other non-financial assets:
Other non-financial assets	87,533	77,580
Less: allowance for impairment losses	(1,422)	(1,279)
Total net other non-financial assets	86,111	76,301
Total other assets	183,536	106,094
Receivables from Customers Transactions
Other financial assets:
Other financial assets	40,406	0
Trade Receivables
Other financial assets:
Other financial assets	26,379	0
Settlement with Brokers
Other financial assets:
Other financial assets	23,818	24,853
Receivables from VISA and Master Card
Other financial assets:
Other financial assets	7,674	2,782
Other
Other financial assets:
Other financial assets	10,183	9,418
Prepayments for Goods and Services
Other non-financial assets:
Other non-financial assets	58,026	55,683
Investment Property
Other non-financial assets:
Other non-financial assets	14,100	14,619
Taxes Receivable
Other non-financial assets:
Other non-financial assets	12,552	5,818
Other
Other non-financial assets:
Other non-financial assets	₸ 2,855	₸ 1,460